Summary of Significant Accounting Policies and Basis of Presentation (Details 3) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Total assets	$ 3		$ 79
Liabilities:
Total liabilities	143	745	258
Marketable securities [Member]
Assets:
Total assets	3	1	79
Stock based liabilities [Member]
Liabilities:
Total liabilities	143	742	225
Long term derivative value [Member]
Liabilities:
Total liabilities			33
Short Term Derivative Value [Member]
Liabilities:
Total liabilities		3
Level 1 [Member]
Assets:
Total assets	3	1	79
Liabilities:
Total liabilities	143	745	258
Level 1 [Member] | Marketable securities [Member]
Assets:
Total assets	3	1	79
Level 1 [Member] | Stock based liabilities [Member]
Liabilities:
Total liabilities	143	742	225
Level 1 [Member] | Long term derivative value [Member]
Liabilities:
Total liabilities			33
Level 1 [Member] | Short Term Derivative Value [Member]
Liabilities:
Total liabilities		3
Level 2 [Member]
Assets:
Total assets
Liabilities:
Total liabilities
Level 2 [Member] | Marketable securities [Member]
Assets:
Total assets
Level 2 [Member] | Stock based liabilities [Member]
Liabilities:
Total liabilities
Level 2 [Member] | Long term derivative value [Member]
Liabilities:
Total liabilities
Level 2 [Member] | Short Term Derivative Value [Member]
Liabilities:
Total liabilities
Level 3 [Member]
Assets:
Total assets
Liabilities:
Total liabilities
Level 3 [Member] | Marketable securities [Member]
Assets:
Total assets
Level 3 [Member] | Stock based liabilities [Member]
Liabilities:
Total liabilities
Level 3 [Member] | Long term derivative value [Member]
Liabilities:
Total liabilities
Level 3 [Member] | Short Term Derivative Value [Member]
Liabilities:
Total liabilities